Stock Based Compensation - Schedule of Stock Options Activity (Details) - Stock Options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Stock Options Activity [Line Items]
Number of Options, Outstanding Beginning	4,823	104,823
Weighted Average Exercise Price, Outstanding Beginning	$ 550.6	$ 27.61
Number of Options, Granted
Weighted Average Exercise Price, Granted
Number of Options, Exercised		(100,000)
Weighted Average Exercise Price, Exercised
Number of Options, Outstanding Ending	4,823	4,823
Weighted Average Exercise Price, Outstanding Ending	$ 550.6	$ 550.6
Number of Options, Exercisable	4,823	4,823
Weighted Average Exercise Price, Exercisable	$ 550.6	$ 550.6
Number of Options, Options expected to vest
Weighted Average Exercise Price Options, Options expected to vest